Loans and Allowance for Credit Losses - Disclosure of Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 823,718	$ 721,664
Allowance for loan losses	(3,753)	(4,089)
Loans, net of allowance for credit losses	819,965	717,575
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	418,796	380,332
Allowance for loan losses	(432)	(416)
Loans, net of allowance for credit losses	418,364	379,916
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	97,709	93,441
Allowance for loan losses	(856)	(973)
Loans, net of allowance for credit losses	96,853	92,468
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	20,577	17,822
Allowance for loan losses	(849)	(852)
Loans, net of allowance for credit losses	19,728	16,970
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	12,669	12,003
Allowance for loan losses	(181)	(168)
Loans, net of allowance for credit losses	12,488	11,835
Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	273,967	218,066
Allowance for loan losses	(1,435)	(1,680)
Loans, net of allowance for credit losses	272,532	216,386
Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	264,957	245,944
Allowance for loan losses	(243)	(136)
Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	425,235	371,578
Allowance for loan losses	(135)	(105)
Canada [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	604,582	549,722
Canada [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	383,797	354,169
Canada [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	79,422	78,232
Canada [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	19,778	17,235
Canada [member] | Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	12,669	12,003
Canada [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	108,916	88,083
Canada [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	258,115	240,242
Canada [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	118,928	107,070
United States [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	162,197	121,629
United States [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	31,956	23,423
United States [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	14,888	11,794
United States [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	558	384
United States [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	114,795	86,028
United States [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	4,630	3,713
United States [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	225,113	189,177
Other International [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	56,939	50,313
Other International [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,043	2,740
Other International [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,399	3,415
Other International [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	241	203
Other International [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	50,256	43,955
Other International [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	2,212	1,989
Other International [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 81,194	$ 75,331